SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties, plant and equipment	$ 928	$ 430
Capitalization of depreciation to mineral properties, plant and equipment	2,258	923
Capitalization of re-estimation of decommissioning and rehabilitation provision	(927)	305
Mineral properties, plant and equipment	$ (2,259)	$ (4,375)